Income Taxes - Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating losses	$ 266,547	$ 292,439
Provisions not currently deductible for tax purposes	160,202	164,164
Depreciation and amortization	118,122	148,801
Jackpot timing differences	83,989	92,807
Credit carryforwards	38,618	40,578
Inventory reserves	15,974	6,820
Deferred revenue	9,129	10,184
Stock-based compensation	7,468	7,690
Other	15,897	15,062
Gross deferred tax assets	715,946	778,545
Valuation allowance	(151,653)	(139,663)	$ (77,631)	$ (86,742)
Net deferred tax assets	564,293	638,882
Deferred tax liabilities:
Acquired intangible assets	1,115,345	1,294,816
Depreciation and amortization	144,115	178,925
Foreign exchange on intra-group loan	0	17,110
Other	35,381	41,375
Total deferred tax liabilities	1,294,841	1,532,226
Net deferred income tax liability	(730,548)	(893,344)
Deferred income taxes - non-current asset	31,376	48,074
Deferred income taxes - non-current liability	$ (761,924)	$ (941,418)